     As filed with the Securities and Exchange Commission on March 31, 2005
                                                      1933 Act File No. 2-60491
                                                     1940 Act File No. 811-2794

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                   FORM N-1A


                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 37
                           AND REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 39


                            MFS(R) SERIES TRUST III
               (Exact name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 954-5000
       James R. Bordewick, Jr., Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                 Approximate Date of Proposed Public Offering:
 It is proposed that this filing will become effective (check appropriate box)

         |_| immediately upon filing pursuant to paragraph (b)

         |X| on March 31, 2005 pursuant to paragraph (b)

         |_| 60 days after filing pursuant to paragraph (a)(i)
         |_| on [date] pursuant to paragraph (a)(i)
         |_| 75 days after filing pursuant to paragraph (a)(ii)
         |_| on [date] pursuant to paragraph (a)(ii) of rule 485.

         If appropriate, check the following box:
         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

MASSACHUSETTS INVESTORS GROWTH STOCK FUND                        MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MASSACHUSETTS INVESTORS TRUST                                    MFS(R) INTERNATIONAL VALUE FUND
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND                         MFS(R) LARGE CAP GROWTH FUND
MFS(R) BOND FUND                                                 MFS(R) LIMITED MATURITY FUND
MFS(R) CAPITAL OPPORTUNITIES FUND                                MFS(R) MANAGED SECTORS FUND
MFS(R) CASH RESERVE FUND                                         MFS(R) MID CAP GROWTH FUND
MFS(R) CONSERVATIVE ALLOCATION FUND                              MFS(R) MID CAP VALUE FUND
MFS(R) CORE EQUITY FUND                                          MFS(R) MODERATE ALLOCATION FUND
MFS(R) CORE GROWTH FUND                                          MFS(R) MONEY MARKET FUND
MFS(R) EMERGING GROWTH FUND                                      MFS(R) MUNICIPAL BOND FUND
MFS(R) EMERGING MARKETS DEBT FUND                                MFS(R) MUNICIPAL HIGH INCOME FUND
MFS(R) EMERGING MARKETS EQUITY FUND                              MFS(R) MUNICIPAL INCOME FUND
MFS(R) FLOATING RATE HIGH INCOME FUND                            MFS(R) MUNICIPAL LIMITED MATURITY FUND
MFS(R) GLOBAL EQUITY FUND                                        MFS(R) NEW DISCOVERY FUND
MFS(R) GLOBAL GROWTH FUND                                        MFS(R) NEW ENDEAVOR FUND
MFS(R) GLOBAL TOTAL RETURN FUND                                  MFS(R) RESEARCH BOND FUND
MFS(R) GOVERNMENT LIMITED MATURITY FUND                          MFS(R) RESEARCH BOND FUND J
MFS(R) GOVERNMENT MONEY MARKET FUND                              MFS(R) RESEARCH FUND
MFS(R) GOVERNMENT SECURITIES FUND                                MFS(R) RESEARCH INTERNATIONAL FUND
MFS(R) GROWTH ALLOCATION FUND                                    MFS(R) STRATEGIC GROWTH FUND
MFS(R) GROWTH OPPORTUNITIES FUND                                 MFS(R) STRATEGIC INCOME FUND
MFS(R) HIGH INCOME FUND                                          MFS(R) STRATEGIC VALUE FUND
MFS(R) HIGH YIELD OPPORTUNITIES FUND                             MFS(R) TECHNOLOGY FUND
MFS(R) INFLATION-ADJUSTED BOND FUND                              MFS(R) TOTAL RETURN FUND
MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND                   MFS(R) UNION STANDARD EQUITY FUND
MFS(R) INTERNATIONAL DIVERSIFICATION FUND                        MFS(R) UTILITIES FUND
MFS(R) INTERNATIONAL GROWTH FUND                                 MFS(R) VALUE FUND
                                                                 MFS(R) MUNICIPAL STATE FUNDS:
                                                                 AL, AR, CA, FL, GA, MD, MA, MS,
                                                                 NY, NC, PA, SC, TN, VA, WV

                        SUPPLEMENT TO CURRENT PROSPECTUS

This prospectus supplement supersedes and replaces the funds' prospectus supplement dated February 1, 2005.

EFFECTIVE IMMEDIATELY, THE FOLLOWING IS ADDED TO EACH PROSPECTUS.

CALCULATION OF INVESTMENT PERFORMANCE

The above-referenced funds (except the MFS Money Market Fund and MFS Government Money Market Fund) offer multiple classes of shares which in many cases were initially offered for sale to, and purchased by, the public on different dates (each an "inception date"). In cases where a class of shares (a "Newer Class") is first offered after the inception date of another class (an "Older Class"), the fund has presented total return performance of the Newer Class for periods prior to its inception date by appending the prior performance of the Older Class to the actual performance of the Newer Class ("blended performance"). In doing so, the Older Class performance has been adjusted to take into account differences in sales loads applicable to the two classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees).

The Older Class used in these blended performance presentations has historically been the class of shares of the fund with the longest performance history. However, certain funds now have more than one class of shares with at least a 10 year performance history -- the longest period required to be shown in fund prospectuses, shareholder reports and sales and marketing literature. Accordingly, for periods ending on and after March 31, 2004, blended performance presentations for Newer Classes of these funds will reflect the prior performance of the Older Class (with at least a 10 year performance history) that has the most similar level of operating expenses as the Newer Class (not necessarily the Older Class with the longest performance history).

For all funds except for the MFS Large Cap Growth Fund, MFS Global Equity Fund, MFS Cash Reserves Fund, MFS Emerging Growth Fund and MFS Managed Sectors Fund, the new method of selecting the Older Class to be used in blended performance presentations will result in the same or lower total rates of return than were previously shown for the Newer Classes of these funds.

In limited circumstances for the MFS Large Cap Growth Fund, MFS Global Equity Fund, MFS Cash Reserves Fund, MFS Emerging Growth Fund and MFS Managed Sectors Fund, the new method will result in higher total rates of return than were previously shown for certain Newer Classes for certain periods. For a transitional period lasting until December 31, 2007, these funds will continue to show the lower performance figures (i.e., based on prior performance of the Older Class that was previously used) in their prospectuses and make them available on mfs.com.

Because this change will apply to performance periods ending on or after March 31, 2004, the funds will continue to use the prior methodology in future documents that show blended performance through periods ended prior to that date. For example, because fund prospectuses show calendar year performance, prospectuses dated on or before February 1, 2005, will continue to show blended performance for Newer Classes through December 31, 2003 using the prior methodology.

EFFECTIVE IMMEDIATELY, THE FOLLOWING IS ADDED TO EACH PROSPECTUS:

MFS has recently updated disclosure regarding the MFS funds' sales charge discounts and certain investor services or programs. Please visit mfs.com and click on "Mutual Funds" to learn more about the MFS funds' sales charge structure and how you may have applicable sales charges reduced or waived on your share transactions.

The MFS funds' policy for linking accounts under the right of accumulation (ROA) and letter of intent (LOI) privileges is as follows:

LINKING ACCOUNTS FOR LOI AND ROA. For purposes of obtaining reduced sales charges under the LOI and ROA as described above, you may combine the value of your current purchase of shares of an MFS fund (or MFS Fixed Fund) with the value of existing accounts held with the MFS funds by you, your spouse (or legal equivalent under applicable state law), and your children under the age of 21.

Eligible accounts that you may link under a LOI and ROA may include:

  o Individual accounts
  o Joint accounts
  o Trust accounts of which you, your spouse or child under the age of 21 is the grantor
  o MFS 529-College Savings Plan accounts
  o Certain Single-Participant Retirement Plan accounts
  o Certain Individual Retirement Accounts
  o UGMA/UTMA accounts
  o Accounts held in the name of your financial intermediary on your behalf.

Accounts held with the MFS funds in the name of a financial intermediary on your behalf can currently be combined with accounts held with the MFS funds in your name directly only if (i) the account is not held under an omnibus account arrangement and (ii) the financial intermediary informs the MFS funds (or their agents) that certain accounts should be combined for purposes of the LOI or ROA. For purposes of a LOI or ROA, individually held accounts cannot be linked with accounts held in employer-sponsored plans.

You should provide your financial intermediary (including MFD when MFD is your broker of record or if you have not designated a broker of record) with certain supporting information at the time of purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of the ROA or LOI. Such information may include shareholder identification numbers or applicable account numbers or account statements (including accounts held with various financial intermediaries). You should request that your financial intermediary provide this information to the funds or their agents when placing your purchase order.

EFFECTIVE IMMEDIATELY, THE FOLLOWING IS ADDED TO THE BACK COVER OF EACH PROSPECTUS, AND REFERENCES OTHERWISE CONTAINED IN THE PROSPECTUS TO THE ADDRESSES OF MFS SERVICE CENTER, INC. ARE CHANGED ACCORDINGLY:

SHAREHOLDER COMMUNICATIONS WITH THE BOARD OF TRUSTEES

The Board of Trustees of the MFS funds has adopted procedures by which shareholders may send communications to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [name of fund], c/o Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and
(iii) identify the class and number of shares held by the shareholder.

YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE FUNDS, AND MAKE INQUIRIES ABOUT THE FUNDS, BY CONTACTING:

         MFS Service Center, Inc.
         500 Boylston Street
         Boston, MA 02116
         Telephone:  1-800-225-2606
         Internet:  mfs.com

EFFECTIVE IMMEDIATELY, THE LAST PARAGRAPH UNDER "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - HOW TO PURCHASE SHARES - INITIAL PURCHASE" IS MODIFIED TO REFLECT THE FOLLOWING (FOR THOSE FUNDS THAT OFFER CLASS B, 529B, AND/OR C SHARES):

The maximum amount you may invest in class B or class 529B shares with any single purchase request is $99,999, and the maximum amount you may invest in class C shares with any single purchase is $999,999. The funds or their agents may at their discretion accept a purchase request for class B or class 529 B shares for $100,000 or more under limited circumstances, including, by way of example, when a retirement plan is rolling over assets from another account into a pre-existing account maintained in class B shares of the funds.

EFFECTIVE IMMEDIATELY, THE SECOND PARAGRAPH UNDER "DESCRIPTION OF SHARE CLASSES
- SALES CHARGES" IN THE PROSPECTUS OF THE ABOVE-REFERENCED FUNDS IS RESTATED AS
FOLLOWS:

FOR ALL FUNDS EXCEPT THE MFS MONEY MARKET FUND AND MFS GOVERNMENT MONEY MARKET FUND.

If you purchase your fund shares through a financial intermediary (the term "financial intermediary" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institutions having a selling, administration or any similar agreement with MFD, MFS or one of its affiliates), the financial intermediary may receive commissions or other payments which are paid from various sources, such as from sales charges paid from your investment, Rule 12b-1 distribution and service fees or administrative fees payable by the funds, or otherwise from MFS or MFD out of their own resources. See the discussion under the caption "Financial Intermediary Support Payments" below and the SAI for details.

EFFECTIVE IMMEDIATELY, THE FOLLOWING IS ADDED TO EACH FUND PROSPECTUS AT THE END OF "DESCRIPTION OF SHARE CLASS - DISTRIBUTION AND SERVICE FEES," EXCEPT THAT FOR THE MFS MONEY MARKET FUND AND MFS GOVERNMENT MONEY MARKET FUND, THE FOLLOWING IS ADDED AS THE LAST SECTION UNDER "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES."

FOR ALL FUNDS EXCEPT THE MFS MONEY MARKET FUND AND MFS GOVERNMENT MONEY MARKET FUND.

FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

The financial intermediary through which you purchase or hold your shares may receive all or a portion of the sales charges, Rule 12b-1 distribution and service fees, administrative service fees and third-party administrative and record keeping service fees, to the extent applicable and as described above. In addition, MFD or one or more of its affiliates (for purposes of this section only, collectively, "MFD"), out of their own resources, may make additional cash payments to certain financial intermediaries as incentives to market the MFS funds or to cooperate with MFD's promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund's prospectus.

FOR THE MFS MONEY MARKET FUND AND MFS GOVERNMENT MONEY MARKET FUND.

FINANCIAL INTERMEDIARY SUPPORT PAYMENTS

MFD or one or more of its affiliates (for purposes of this section only, collectively, "MFD"), out of their own resources, may make cash payments to certain financial intermediaries (the term "financial intermediary" includes any broker, dealer, bank (including bank trust departments), registered investment advisers intermediary, financial planner, retirement plan administrator, third-party administrator, insurance companies and any other institutions having a selling, administration or any similar agreement with MFD) as incentives to market the MFS funds or to cooperate with MFD's promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support. This compensation is not reflected in the fees and expenses listed in the fee table section of the fund's prospectus.

FOR ALL FUNDS.

MFD may make payments to financial intermediaries that provide marketing support to MFD with respect to fund shares sold or held through the financial intermediary's distribution network. In the case of any one financial intermediary, marketing support payments generally will not exceed the sum of 0.10% of that financial intermediary's total sales of MFS' retail mutual funds, and 0.05% of the total assets of these funds attributable to that financial intermediary, on an annual basis. In addition, financial intermediaries may offer MFS fund shares through specialized programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs and insurance (e.g., individual or group annuity) programs. MFD may also make payments for administrative and marketing services provided by a financial intermediary with respect to these programs. Payments for these arrangements may vary but generally will not exceed 0.25% of the total assets in the program, on an annual basis. A financial intermediary may receive marketing and program support payments from MFD. The above limitations on marketing and program support payments are subject to certain limited exceptions and may be increased or otherwise modified by MFD from time to time. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, MFD may pay or allow other promotional incentives or payments to financial intermediaries.

These payments may provide an additional incentive to financial intermediaries to actively promote the MFS funds or cooperate with MFD's promotional efforts. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend a particular fund or a particular share class. You can find further details in the SAI about the payments made by MFD and the services provided by your financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from MFD and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries that sell fund shares may also act as a broker or dealer in connection with an MFS fund's purchase or sale of portfolio securities. However, the fund and MFS do not consider a financial intermediary's sale of shares of a MFS fund as a factor when choosing brokers or dealers to effect portfolio transactions for the MFS funds.

All references to "financial adviser" or "financial advisers" in the funds prospectuses are changed to "financial intermediary" or "financial Intermediaries," respectively.

EFFECTIVE IMMEDIATELY, THE FIRST PARAGRAPH UNDER "DESCRIPTION OF SHARE CLASSES - CALCULATION OF CDSC" IN EACH PROSPECTUS OF THE ABOVE-REFERENCED FUNDS IS RESTATED AS FOLLOWS (AND THE CDSC AGING SCHEDULE AS DESCRIBED IN THIS RESTATED PARAGRAPH APPLIES TO RELATED REFERENCES TO CDSC AGING THROUGHOUT THE PROSPECTUS):

CALCULATION OF CDSC

As discussed above, certain investments in Class A, B, C, 529B and 529C shares [as modified to reflect the specific share classes offered by the fund] will be subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month on the last day of that month, and on the last day of each subsequent month. For example, the 1.00% CDSC on class C shares purchased on August 10 will expire at the close of business on July 31 of the following calendar year, and a redemption of those shares made on or after August 1 of the following calendar year will not be subject to the CDSC.

EFFECTIVE IMMEDIATELY, THE FOLLOWING IS ADDED AFTER THE LAST PARAGRAPH UNDER THE CAPTION "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - HOW TO EXCHANGE SHARES" IN THE PROSPECTUSES FOR THE ABOVE-REFERENCED FUNDS:

GROUP EXCHANGES. The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients ("group exchange orders"). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds' agents will enforce a policy to reject any group exchange order received by the funds or their agents after 1:00 p.m. (Eastern time). In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.


EFFECTIVE IMMEDIATELY, THE FIRST TWO PARAGRAPHS UNDER THE CAPTION `HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - OTHER CONSIDERATIONS" IN THE PROSPECTUSES OF THE ABOVE-REFERENCED FUNDS ARE REPLACED IN THEIR ENTIRETY BY THE FOLLOWING:

RIGHT TO REJECT OR RESTRICT SHARE TRANSACTION ORDERS. Purchases and exchanges should be made primarily for investment purposes. The Boards of Trustees of the MFS funds have adopted the policies described below, which are designed to discourage frequent fund share transactions. MFS seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees, pursuant to procedures adopted by MFS.

PURCHASE AND EXCHANGE LIMITATION POLICIES. The MFS funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), without any prior notice, any purchase or exchange order, including transactions deemed to represent excessive trading. For example, the MFS funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to specific exchange or other limitations described in this prospectus if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interests. This policy applies to transactions accepted by any shareholder's financial intermediary. In the event that the MFS funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The MFS funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in the funds' or their agents' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period.

SPECIFIC EXCHANGE AND PURCHASE LIMITATIONS.

The MFS funds, through their agents, will undertake to use their best efforts to exercise the funds' rights to restrict, reject or cancel purchase and exchange orders, as described above, once an accountholder makes two exchanges (provided that each transaction exceeds $5,000 in value) out of an account in an MFS fund during a calendar quarter. This policy does not apply to exchanges:

       o out of the MFS money market funds; however, as noted above, the MFS funds may restrict, reject or cancel any purchase or exchange order if the funds or their agents determine that accepting the order could interfere with efficient management of a fund's portfolio or otherwise not be in the fund's best interest; and

       o initiated by a retirement plan trustee or sponsor rather than by a plan participant, and other similar non-discretionary exchanges (e.g., in connection with fund mergers/acquisitions/liquidations).

In addition, the funds and their agents may make exceptions to this policy if, in their judgment, the transaction does not represent excessive trading or interfere with the efficient management of a fund's portfolio, such as purchases made through systematic purchase plans or payroll contributions.

GENERAL. Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the accountholder (e.g., a shareholder who, on the same day, exchanges $6,000 from one MFS fund into two other MFS funds, by exchanging $3,000 into each of the two MFS funds, will be viewed as having made one exchange transaction exceeding $5,000 in value). These transaction limitations are subject to the MFS funds' ability to monitor share transaction activity, as discussed under "Limitations on the Ability to Detect and Curtail Excessive Trading Practices" below. Depending upon the composition of a fund's shareholder accounts and in light of efforts made by certain shareholders to evade these limitations, the MFS funds may not be in a position to monitor and enforce these limitations with respect to a significant percentage of a fund's shareholders. In applying this policy, the MFS funds consider the information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATIONS ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES. Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the MFS funds to prevent excessive trading, there is no guarantee that the MFS funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the MFS funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the MFS funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading that may be facilitated by these financial intermediaries or by the use of omnibus account arrangements offered by these financial intermediaries to investors. Omnibus account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as brokers, retirement plans and variable insurance products. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the shareholders often is not known to a fund.

EXCESSIVE TRADING RISKS. To the extent that the MFS funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

In addition, to the extent that a fund significantly invests in foreign securities traded on markets that close before the fund determines its net asset value (referred to as the valuation time), excessive trading by certain shareholders may cause dilution in the value of fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the fund's valuation time that influence the value of these foreign securities, investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the fund's valuation time (referred to as price arbitrage). The funds have adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what they believe to be their fair value as of the funds' valuation time. To the extent that a fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of fund shares held by other shareholders.

To the extent that a fund significantly invests in high yield bonds (commonly known as junk bonds) or small capitalization equity securities, because these securities are often infrequently traded, investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a fund's portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

REDEMPTION FEE.

The MFS funds identified below charge a 1% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange):

         MFS High Income Fund
         MFS Municipal High Income Fund
         MFS High Yield Opportunities Fund
         MFS Floating Rate High Income Fund
         MFS Emerging Markets Equity Fund
         MFS International New Discovery Fund
         MFS New Discovery Fund

With respect to the MFS Emerging Markets Equity Fund, MFS International New Discovery Fund and MFS New Discovery Fund, due to systems limitations associated with the transition from applying a five business day redemption fee (the redemption fee period in effect prior to April 1, 2005) to a 30 calendar day redemption fee these funds will not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005.

The funds reserves the right to change the redemption fee period or amount of redemption fees charged.

GENERAL. For purposes of applying the redemption fee, shares held the longest will be treated as being redeemed first, and shares held the shortest will be treated as being redeemed last.

FOR FUNDS WITH A REDEMPTION FEE, THE REDEMPTION FEE IS NOT CHARGED ON THE FOLLOWING EXCHANGE OR REDEMPTION TRANSACTIONS:

       1. transactions by accounts that the funds or their agents reasonably believe are maintained on an omnibus account basis (e.g., an account maintained with the funds' transfer agent by a financial intermediary or any other person or entity where the ownership of, or interest in, fund shares by individuals or participants is held through the account and is not recorded and maintained by the funds' transfer agent or its affiliates); however, the fee will be imposed if (i) the funds or their agents have been informed that the omnibus account has the systematic capability of assessing the redemption fee at the individual account level and (ii) the account is not otherwise exempt from the fee under one of the exclusion categories listed below;

       2. transactions by retirement plans (including qualified and non-qualified retirement plans) for which MFS (or one of its affiliates) is responsible for providing participant recordkeeping services; however, the fee will apply to transactions by IRAs and participant directed 403(b) plans established pursuant to plan documents provided by MFS or its affiliates;

       3. transactions involving shares purchased, exchanged or redeemed by means of automated or pre-established purchase plans (including employer or payroll reduction plans), exchange plans or withdrawal plans ("automated plans") sponsored by the MFS funds;

       4. transactions by the MFS funds of funds including, without limitation, the MFS Asset Allocation Funds, and MFS International Diversification Fund;

       5. transactions following the death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability;

       6. transactions involving shares purchased by the reinvestment of dividends or capital gains distributions;

       7. transactions involving shares transferred from another account or shares converted from another share class of the same fund (in which case the redemption fee period will carry over to the acquired shares);

       8. transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the funds or their agents in their sole discretion);

       9. transactions involving 529 share classes, R share classes or class J shares of the fund (if offered); and

      10. transactions due to a failure to meet account minimums, to pay account fees funded by share redemptions, and other similar non-discretionary transactions (e.g., in connection with fund mergers/ acquisitions/liquidations).

In addition, the funds reserve the right to waive or impose the redemption fee or withdraw waivers in their discretion. The funds expect that certain waiver categories will be eliminated over time as operating systems are improved, including improvements necessary to enable the assessment of the fee on shares held through omnibus accounts or other intermediaries. In addition, if an omnibus account holder informs the funds or their agents that it has the systematic capability to assess the redemption fee at the individual account level but is unable to assess the fee in all circumstances under the funds' policies, the funds and their agents reserve the right to permit the imposition of the fee under these limited circumstances.

These redemption fee exclusions are subject to any administrative policies and procedures developed by the funds and their agents from time to time which may address such topics as the documentation necessary for the funds to recognize a disability and determination of the application of the redemption fee in various circumstances (such as to certain individual account transactions with respect to shares held through an omnibus account), among others.

Depending upon the composition of a fund's shareholder accounts, a significant percentage of a fund's shareholders may not be subject to the redemption fee.

EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "OTHER INFORMATION - PRICING OF FUND SHARES" IN THE PROSPECTUSES THE ABOVE-REFERENCED FUNDS ARE REPLACED IN THEIR ENTIRETY BY THE FOLLOWING:

FOR ALL FUNDS EXCEPT MFS AGGRESSIVE GROWTH ALLOCATION FUND, MFS CONSERVATIVE ALLOCATION FUND, MFS GROWTH ALLOCATION FUND, MFS MODERATE ALLOCATION FUND, MFS CASH RESERVE FUND, MFS MONEY MARKET FUND AND MFS GOVERNMENT MONEY MARKET FUND

The price of each class of the fund's shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). Net asset value per share is computed by dividing the net assets allocated to each share class by the number of fund shares outstanding for that class. On holidays or other days (such as Good Friday) when the New York Stock Exchange is closed, net asset value is not calculated, and the fund does not transact purchase, exchange or redemption orders.

To determine net asset value, the fund values its assets at current market prices where current market prices are readily available (certain short term debt instruments are valued at amortized cost), or at fair value as determined by the adviser under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. [NOTE - THE FOLLOWING DISCLOSURE DOES NOT APPLY TO FUNDS THAT DO NOT INVEST IN FOREIGN SECURITIES] [For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

The fund may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the fund does not price its shares. Therefore, the value of the fund's shares may change on days when you will not be able to purchase or redeem the fund's shares.]

You will receive the net asset value next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (i.e., has all required information in the appropriate form) and:

    o MFSC receives your order by the valuation time, if placed directly by you (not through a financial intermediary such as a broker or bank); or

    o your financial intermediary receives your order by the valuation time and transmits your order to MFSC.


EFFECTIVE IMMEDIATELY, THE FOLLOWING IS ADDED AFTER THE LAST PARAGRAPH UNDER THE CAPTION "MANAGEMENT OF THE FUND - INVESTMENT ADVISER", IN THE PROSPECTUS OF EACH OF THE ABOVE-REFERENCED FUNDS EXCEPT THE MFS EMERGING OPPORTUNITIES FUND, MFS U.K. GEMINI FUND, MFS GLOBAL VALUE FUND AND MFS TAX-MANAGED EQUITY FUND.

DISCLOSURE OF PORTFOLIO HOLDINGS. The MFS funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the Statement of Additional Information. In addition, by clicking on "Mutual Funds" on the MFS website, the following information is generally available to you:

INFORMATION                              APPROXIMATE DATE OF POSTING TO WEBSITE
Fund's top 10 securities holdings       14 days after month end
as of each  month's end

Fund's full securities holdings         29 days after month end
as of each  month's end

Note that the funds or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the website until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

EFFECTIVE IMMEDIATELY, THE FOLLOWING IS ADDED TO EACH FUND'S PROSPECTUS:

LEGAL PROCEEDINGS. On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC . The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-MD-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)).The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.


                  THE DATE OF THIS SUPPLEMENT IS APRIL 1, 2005.

                             MFS HIGH INCOME FUND

           SUPPLEMENT DATED APRIL 1, 2005 TO THE CURRENT PROSPECTUS

This Supplement describes the fund's class R1, class R2, class R4 and class R5 shares, and it supplements and, where indicated, supersedes certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. Prior to April 1, 2005, the fund offered class R1 shares and class R2 shares. On April 1, 2005, the former class R1 shares were re-designated as "class R shares", and the former class R2 shares were re-designated as "class R3 shares". All references to class R1 shares and class R2 shares in the fund's current Prospectus are hereby amended to refer to class R shares and class R3 shares, respectively. Please see the Prospectus for further information about class R and class R3 shares.

The new class R1 and class R2 shares and the class R4 and class R5 shares are identical to the former class R1 shares and class R2 shares, except that these new R share classes will have different distribution and service (i.e., Rule 12b-1) fees and a different level of plan administration and service fees. The difference in distribution and service fees and plan administration and service fees among the new R share classes is based on the level of services performed with respect to each class and the size of the retirement plans eligible to invest in these classes. Class R1, class R2, class R4 and class R5 shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.

1. RISK RETURN SUMMARY
   PERFORMANCE TABLE. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class R1, class R2, class R4 and class R5 shares are being initially offered for public sale on April 1, 2005, these classes of shares do not yet have a performance record to report. Class R1 and class R2 share performance will include the performance of the fund's class B shares for periods prior to the offering of class R1 and class R2 shares, and class R4 and class R5 share performance will include the performance of the fund's class A shares for periods prior to the offering of class R4 and class R5 shares. Blended class performance will be adjusted to reflect that, unlike class A and class B shares, class R1, class R2, class R4 and class R5 shares bear no sales charges, but will not be adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because blended performance will not be adjusted to take into account differences in class specific operating expenses, the use of blended performance will generally result in higher performance for the new R share classes with higher operating expenses than the share class to which it is blended and lower performance for the new R share classes with lower operating expenses than the share class to which it is blended.

2. EXPENSE SUMMARY
   EXPENSE TABLE. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                                        CLASS R1      CLASS R2      CLASS R4      CLASS R5
                                                      ------------  ------------  ------------  ------------
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price) ..................................      N/A           N/A           N/A           N/A
Maximum Deferred Sales Charge (Load)
  (as a percentage of offering price
  or redemption proceeds, whichever
  is less) .........................................      N/A           N/A           N/A           N/A
Maximum Redemption Fee (as a percentage of amount
  redeemed), if applicable .........................      N/A           N/A           N/A           N/A

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
Management Fees ....................................         0.46%         0.46%         0.46%         0.46%
Distribution and Service (12b-1) Fees(1) ...........         0.75%         0.50%         0.25%          N/A
Other Expenses(2)(3) ...............................         0.67%         0.62%         0.37%         0.32%
                                                            -----         -----         -----         -----
Total Annual Fund Operating Expenses(2)(3)                   1.88%         1.58%         1.08%         0.78%
Fee Reduction(4) ...................................       (0.01)%       (0.01)%       (0.01)%       (0.01)%
Net Expenses(3) ....................................         1.87%         1.57%         1.07%         0.77%

----------
(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R1, class R2 and class R4 shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of
    Share Classes - Distribution and Service Fees" below.
(2) "Other Expenses" represent the actual expenses incurred by the fund during its most recently completed fiscal year, and includes an annual retirement plan administration and service fee paid by the fund from assets attributable to shares of each class to MFS for the provision by MFS, or a third party, of various administrative, recordkeeping and communication/ educational services in an amount equal to
    0.45% for class R1 shares, 0.40% for class R2 shares, 0.15% for class R4 shares and 0.10% for class R5 shares.
(3) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements that reduce or recapture expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Total
    Annual Fund Operating Expenses" and "Net Expenses" would be lower.
(4) Represents a contractual management fee reduction effective March 1, 2004. See "Management of the Fund -
    Investment Adviser" in the Prospectus.

EXAMPLE OF EXPENSES
These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

    o you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

    o your investment has a 5% return each year and dividends and other distributions are reinvested; and

    o the fund's operating expenses remain the same except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any contractual fee reductions are in effect (See "Expense Summary--Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

SHARE CLASS                   YEAR 1        YEAR 3        YEAR 5       YEAR 10
-------                       -----         -----         -----         -----
Class R1 Shares ............   $190          $588         $1,011        $2,197
Class R2 Shares ............   $160          $496         $  855        $1,874
Class R4 Shares ............   $109          $340         $  590        $1,312
Class R5 Shares ............   $ 79          $246         $  428        $  961

3. MANAGEMENT OF THE FUND
   ADMINISTRATOR. In addition to providing the fund with certain financial, legal, compliance, shareholder communications and other administrative services, MFS is responsible for providing certain retirement plan administration and services with respect to class R1, class R2, class R4 and class R5 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R1, class R2, class R4 and class R5 shares, and may be provided directly by MFS or by a third party. The fund pays an annual retirement plan administration and service fee solely from the assets of these classes to MFS for the provision of these services in an amount equal to 0.45% for class R1 shares, 0.40% for class R2 shares, 0.15% for class R4 shares and 0.10% for class R5 shares.

4. DESCRIPTION OF SHARE CLASSES
   In addition to the fund's other share classes, the fund commenced offering class R1, class R2, class R4 and class R5 shares on or about April 1, 2005. Class R1, class R2, class R4 and class R5 shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R1, class R2, class R4 and class R5 shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R1, class R2, class R4 and class R5 shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs. Class R1 and class R2 shares are available to retirement plans only if either MFS (or one of its affiliates) is responsible for providing participant recordkeeping services or MFS (or one of its affiliates) has entered into an administrative arrangement with a third party to provide certain recordkeeping and/or administrative services.

Class R shares (previously designated as class R1 shares) are not available for purchase on or after April 1, 2005; provided that retirement plans that held class R shares of the fund on March 31, 2005 may purchase additional class R shares of the fund.

CLASS R1, CLASS R2, CLASS R4 AND CLASS R5 SHARES
Eligible retirement plans may purchase class R1, class R2, class R4 and class R5 shares at net asset value without an initial sales charge. Class R1, class R2, class R4 and class R5 shares are not subject to a CDSC. Class R1, class R2 and class R4 have annual distribution and service fees up to a maximum of 0.75%, 0.50% and 0.25%, respectively. Class R5 shares do not have annual distribution and service fees.

DISTRIBUTION AND SERVICE FEES
The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R1, class R2 and class R4 shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.75% of average daily net assets (0.50% distribution fee and 0.25% service fee) for class R1 shares, up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R2 shares, and up to 0.25% of average daily net assets (a 0.25% service fee) for class R4 shares and are paid out of the assets of the class R1 shares, class R2 and Class R4 shares, respectively. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges. The fund has not adopted a Rule 12b-1 plan with respect to its class R5 shares.

5. HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES
   The description in the fund's Prospectus of how to purchase, exchange and redeem shares as supplemented and superseded below, together with the description of other related considerations, applies equally to class R1, class R2, class R4 and class R5 shares.

THE FINAL SENTENCE OF THE SECOND PARAGRAPH IN THE SECTION ENTITLED "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - HOW TO EXCHANGE SHARES - EXCHANGE PRIVILEGE" IS SUPERSEDED AND REPLACED WITH THE FOLLOWING:

Class R, class R1, class R2, class R3, class R4 and class R5 shares of the fund held by eligible retirement plans may be exchanged for shares of the MFS Money Market Fund (subject to any limitation applicable to the purchase of that fund's shares as disclosed in its prospectus); except as noted below, this exchange privilege does not apply to eligible retirement plans for which MFS (or one of its affiliates) is responsible for providing participant recordkeeping services ("MFS Serviced Plan"). Class R and class R3 shares of the fund held by a MFS Serviced Plan may be exchanged for shares of the MFS Money Market Fund (subject to any limitation applicable to the purchase of that fund's shares as disclosed in its prospectus); provided that the MFS Serviced Plan held class R or class R3 shares on March 31, 2005. In addition, class A and class I shares of the fund may be exchanged for shares of the MFS Money Market Fund (subject to any limitation applicable to the purchase of that fund's shares as disclosed in its prospectus). Class R shares of the fund may be exchanged for shares of certain other MFS funds that offer class R shares.

THE FOLLOWING SECTIONS UNDER THE CAPTION "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES" ARE SUPPLEMENTED AS FOLLOWS:

HOW TO EXCHANGE SHARES
Class R, class R1, class R2, class R3, class R4 and class R5 shares of the fund may be exchanged for shares of the same class of any other MFS fund offering shares of such class, and may be exchanged for shares of the MFS Fixed Fund (subject to any limitation applicable to the purchase of that fund's shares as disclosed in its prospectus).

OTHER CONSIDERATIONS
REDEMPTION FEE. A redemption fee, if any, is not charged on transactions involving class R1, class R2, class R4 and class R5 shares of the fund.

6. FINANCIAL HIGHLIGHTS
   Because class R1, class R2, class R4 and class R5 shares are initially being offered for sale on or about April 1, 2005, class R1, class R2, class R4 and class R5 shares do not have financial highlights to report. The financial highlights tables that are available for other classes of the fund are intended to help you understand the fund's financial performance for the fund's most recent semiannual period and the past five fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The fund's Annual and Semi-Annual Reports are available without charge upon request by calling MFS Service Center, Inc. at 1-800-225-2606, or by visiting mfs.com. The financial statements contained in the Annual and Semi-Annual Reports are incorporated by reference into the SAI. The fund's independent registered public accounting firm is Deloitte & Touche LLP.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS A                                          2005               2004              2003            2002            2001
Net asset value, beginning of period            $3.98              $3.52             $3.78           $4.44           $4.95
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.29              $0.30             $0.33           $0.41           $0.47
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.01^             0.46             (0.25)          (0.65)          (0.51)
------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                $0.30              $0.76             $0.08          $(0.24)         $(0.04)
------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                   $(0.30)            $(0.30)           $(0.34)         $(0.41)         $(0.47)
---------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                 --                --           (0.01)          (0.00)+++
------------------------------------------     ------             ------            ------          ------          ------
Total distributions declared to
shareholders                                   $(0.30)            $(0.30)           $(0.34)         $(0.42)         $(0.47)
------------------------------------------     ------             ------            ------          ------          ------
Redemption fees added to
paid-in capital                                 $0.00+++             $--               $--             $--             $--
------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                  $3.98              $3.98             $3.52           $3.78           $4.44
------------------------------------------     ------             ------            ------          ------          ------
Total return (%)(+)&                             7.74              22.83              2.34           (5.50)          (0.65)
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS A (CONTINUED)                              2005               2004              2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                       0.99               0.99              1.00            1.06            1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      7.31               7.87              9.32           10.12           10.07
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 68                 81                80              72              64
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $799,651           $934,958          $769,069        $746,096        $785,256
---------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.29**              $--               $--             $--             $--
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       0.99**               --                --              --              --
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                         7.31**               --                --              --              --
---------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

Financial Highlights - continued

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS B                                          2005               2004              2003            2002            2001

Net asset value, beginning of period            $3.99              $3.53             $3.79           $4.44           $4.95
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.26              $0.27             $0.31           $0.38           $0.44
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.01^              0.47             (0.26)          (0.64)          (0.51)
------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                $0.27              $0.74             $0.05          $(0.26)         $(0.07)
------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                   $(0.27)            $(0.28)           $(0.31)         $(0.38)         $(0.44)
---------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                 --                --           (0.01)          (0.00)+++
------------------------------------------     ------             ------            ------          ------          ------
Total distributions declared to
shareholders                                   $(0.27)            $(0.28)           $(0.31)         $(0.39)         $(0.44)
------------------------------------------     ------             ------            ------          ------          ------
Redemption fees added to
paid-in capital                                 $0.00+++             $--               $--             $--             $--
------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                  $3.99              $3.99             $3.53           $3.79           $4.44
------------------------------------------     ------             ------            ------          ------          ------
Total return (%)&                                7.10              21.65              1.64           (5.94)          (1.35)
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS B (CONTINUED)                              2005               2004              2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                       1.69               1.69              1.70            1.76            1.69
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      6.63               7.18              8.65            9.45            9.37
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 68                 81                80              72              64
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $379,253           $471,520          $411,533        $439,987        $463,638
---------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.26**              $--               $--             $--             $--
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.69**               --                --              --              --
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                         6.63**               --                --              --              --
---------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
    ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

Financial Highlights - continued

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS C                                          2005               2004              2003            2002            2001
Net asset value, beginning of period            $4.00              $3.54             $3.80           $4.45           $4.97
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.26              $0.27             $0.30           $0.38           $0.44
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.01^              0.47             (0.25)          (0.64)          (0.52)
------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                $0.27              $0.74             $0.05          $(0.26)         $(0.08)
------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                   $(0.27)            $(0.28)           $(0.31)         $(0.38)         $(0.44)
---------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                 --                --           (0.01)          (0.00)+++
------------------------------------------     ------             ------            ------          ------          ------
Total distributions declared to
shareholders                                   $(0.27)            $(0.28)           $(0.31)         $(0.39)         $(0.44)
------------------------------------------     ------             ------            ------          ------          ------
Redemption fees added to
paid-in capital                                 $0.00+++             $--               $--             $--             $--
------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                  $4.00              $4.00             $3.54           $3.80           $4.45
------------------------------------------     ------             ------            ------          ------          ------
Total return (%)&                                7.10              21.61              1.64           (5.91)          (1.55)
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS C (CONTINUED)                              2005               2004              2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                       1.69               1.69              1.70            1.76            1.69
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      6.63               7.18              8.59            9.39            9.38
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 68                 81                80              72              64
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $148,073           $214,915          $183,364        $160,798        $128,567
---------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.26**              $--               $--             $--             $--
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.69**               --                --              --              --
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                         6.63**               --                --              --              --
---------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
    ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

Financial Highlights - continued

                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS I                                          2005               2004              2003            2002            2001
Net asset value, beginning of period            $3.98              $3.52             $3.78           $4.43           $4.95
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.29              $0.30             $0.33           $0.42           $0.48
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       0.02^              0.47             (0.24)          (0.64)          (0.52)
------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                $0.31              $0.77             $0.09          $(0.22)         $(0.04)
------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net investment income                   $(0.31)            $(0.31)           $(0.35)         $(0.42)         $(0.48)
---------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                 --                --           (0.01)          (0.00)+++
------------------------------------------     ------             ------            ------          ------          ------
Total distributions declared to
shareholders                                   $(0.31)            $(0.31)           $(0.35)         $(0.43)         $(0.48)
------------------------------------------     ------             ------            ------          ------          ------
Redemption fees added to
paid-in capital                                 $0.00+++             $--               $--             $--             $--
------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                  $3.98              $3.98             $3.52           $3.78           $4.43
------------------------------------------     ------             ------            ------          ------          ------
Total return (%)&                                8.17              22.88              2.66           (4.99)          (0.57)
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                          YEARS ENDED 1/31
                                          --------------------------------------------------------------------------------
CLASS I (CONTINUED)                              2005               2004              2003            2002            2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                       0.68               0.69              0.70            0.76            0.70
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      7.55               8.03              9.58           10.43           10.39
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 68                 81                80              72              64
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $170,679            $93,887           $26,373         $19,352         $22,128
---------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.29**              $--               $--             $--             $--
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       0.68**               --                --              --              --
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                         7.55**               --                --              --              --
---------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
    ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

Financial Highlights - continued

                                                                YEARS ENDED 1/31
                                                         ------------------------------         PERIOD ENDED
CLASS R (FORMERLY CLASS R1)                                     2005               2004           1/31/03*
Net asset value, beginning of period                           $3.98              $3.52              $3.51###
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                     $0.28              $0.28              $0.02
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.01^             0.48               0.02
---------------------------------------------------------     ------             ------             ------
Total from investment operations                               $0.29              $0.76              $0.04
---------------------------------------------------------     ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $(0.29)            $(0.30)            $(0.03)
-----------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital                       $0.00+++             $--                $--
---------------------------------------------------------     ------             ------             ------
Net asset value, end of period                                 $3.98              $3.98              $3.52
---------------------------------------------------------     ------             ------             ------
Total return (%)&                                               7.63              22.29               1.03++###
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                      1.18               1.20               1.20+
-----------------------------------------------------------------------------------------------------------
Net investment income                                           7.06               7.46               7.97+
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                68                 81                 80
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                     $4,021             $1,359                $40
-----------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                          $0.28**              $--                $--
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                      1.18**               --                 --
-----------------------------------------------------------------------------------------------------------
Net investment income(S)                                        7.06**               --                 --
-----------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R shares, December 31, 2002, through January 31, 2003.
 ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $3.50 and 1.32%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

Financial Highlights - continued

                                                                   YEAR ENDED            PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2)                                        1/31/05                1/31/04*
Net asset value, beginning of period                                 $3.98                  $3.85
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.25                  $0.07
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                    0.03^                 0.13^
---------------------------------------------------------------     ------                 ------
Total from investment operations                                     $0.28                  $0.20
---------------------------------------------------------------     ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                        $(0.28)                $(0.07)
---------------------------------------------------------------     ------                 ------
Redemption fees added to paid-in capital                             $0.00+++                 $--
---------------------------------------------------------------     ------                 ------
Net asset value, end of period                                       $3.98                  $3.98
------------------------------------------------------------------------------------------------------
Total return (%)&                                                     7.37                   5.32++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                            1.49                   1.43+
------------------------------------------------------------------------------------------------------
Net investment income                                                 6.58                   7.07+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      68                     81
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $246                    $42
------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.25**                  $--
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.49**                   --
------------------------------------------------------------------------------------------------------
Net investment income(S)                                              6.58**                   --
------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R3 shares, October 31, 2003, through January 31, 2004.
 ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

Financial Highlights - continued

                                                                YEARS ENDED 1/31
                                                         ------------------------------         PERIOD ENDED
CLASS 529A                                                      2005               2004           1/31/03*
Net asset value, beginning of period                           $3.98              $3.52              $3.42###
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                     $0.27              $0.28              $0.13
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.02^              0.47               0.13
---------------------------------------------------------     ------             ------             ------
Total from investment operations                               $0.29              $0.75              $0.26
---------------------------------------------------------     ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $(0.29)            $(0.29)            $(0.16)
---------------------------------------------------------     ------             ------             ------
Redemption fees added to paid-in capital                       $0.00+++             $--                $--
---------------------------------------------------------     ------             ------             ------
Net asset value, end of period                                 $3.98              $3.98              $3.52
---------------------------------------------------------     ------             ------             ------
Total return (%)(+)&                                            7.53              22.16               7.70++###
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                      1.29               1.30               1.30+
-----------------------------------------------------------------------------------------------------------
Net investment income                                           6.97               7.42               8.66+
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                68                 81                 80
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $768               $406                $53
-----------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                          $0.27**              $--                $--
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                      1.29**               --                 --
-----------------------------------------------------------------------------------------------------------
Net investment income(S)                                        6.97**               --                 --
-----------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through January 31, 2003.
 ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $3.43 and 7.39%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

Financial Highlights - continued

                                                                YEARS ENDED 1/31
                                                         -------------------------------         PERIOD ENDED
CLASS 529B                                                      2005                2004           1/31/03*
Net asset value, beginning of period                           $3.98               $3.52              $3.42###
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                     $0.25               $0.25              $0.11
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.00+++^            0.48               0.14
---------------------------------------------------------     ------              ------             ------
Total from investment operations                               $0.25               $0.73              $0.25
---------------------------------------------------------     ------              ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $(0.26)             $(0.27)            $(0.15)
---------------------------------------------------------     ------              ------             ------
Redemption fees added to paid-in capital                       $0.00+++              $--                $--
---------------------------------------------------------     ------              ------             ------
Net asset value, end of period                                 $3.97               $3.98              $3.52
---------------------------------------------------------     ------              ------             ------
Total return (%)&                                               6.57               21.39               7.35++###
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                      2.01                1.95               1.95+
-----------------------------------------------------------------------------------------------------------
Net investment income                                           6.29                6.80               8.37+
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                68                  81                 80
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $139                $119                $31
-----------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                          $0.25**               $--                $--
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                      2.01**                --                 --
-----------------------------------------------------------------------------------------------------------
Net investment income(S)                                        6.29**                --                 --
-----------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through January 31, 2003.
 ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $3.43 and 7.04%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

Financial Highlights - continued

                                                                YEARS ENDED 1/31
                                                         ------------------------------         PERIOD ENDED
CLASS 529C                                                      2005               2004           1/31/03*
Net asset value, beginning of period                           $3.99              $3.53              $3.43###
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                     $0.25              $0.26              $0.13
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.01^              0.47               0.12
---------------------------------------------------------     ------             ------             ------
Total from investment operations                               $0.26              $0.73              $0.25
---------------------------------------------------------     ------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $(0.26)            $(0.27)            $(0.15)
---------------------------------------------------------     ------             ------             ------
Redemption fees added to paid-in capital                       $0.00+++             $--                $--
---------------------------------------------------------     ------             ------             ------
Net asset value, end of period                                 $3.99              $3.99              $3.53
---------------------------------------------------------     ------             ------             ------
Total return (%)&                                               6.84              21.35               7.33++###
-----------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                      1.97               1.95               1.95+
-----------------------------------------------------------------------------------------------------------
Net investment income                                           6.31               6.79               8.05+
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                68                 81                 80
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $347               $189                $43
-----------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                          $0.25**              $--                $--
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                      1.97**               --                 --
-----------------------------------------------------------------------------------------------------------
Net investment income(S)                                        6.31**               --                 --
-----------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through January 31, 2003.
 ** The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $3.44 and 7.02%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

               THE DATE OF THIS SUPPLEMENT IS APRIL 1, 2005.

                           MFS(R) HIGH INCOME FUND
     SUPPLEMENT DATED APRIL 1, 2005 TO THE CURRENT STATEMENT OF ADDITIONAL
                            INFORMATION -- PART I

APPENDIX E IS HEREBY RESTATED AS FOLLOWS:

SHARE OWNERSHIP

OWNERSHIP BY TRUSTEES AND OFFICERS
As of March 1, 2005, the current Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in all MFS funds overseen by the current Trustee, as of December 31, 2004.

The following dollar ranges apply:

    N. None
    A. $1 - $10,000
    B. $10,001 - $50,000
    C. $50,001 - $100,000
    D. Over $100,000

                                                   AGGREGATE DOLLAR RANGE OF
                       DOLLAR RANGE OF EQUITY     EQUITY SECURITIES IN ALL MFS
NAME OF TRUSTEE          SECURITIES IN FUND        FUNDS OVERSEEN BY TRUSTEE
---------------        ----------------------      -------------------------

INTERESTED TRUSTEES
Robert J. Manning                D                             D
Robert C. Pozen                  B                             D

NON-INTERESTED TRUSTEES
Lawrence  H. Cohn, M.D.          N                             D
David H. Gunning(1)              N                             D
William R. Gutow                 N                             D
Michael Hegarty(1)               N                             N
J. Atwood Ives                   B                             D
Amy B. Lane(1)                   N                             A
Lawrence T. Perera               B                             D
J. Dale Sherratt                 N                             D
Laurie  J. Thomsen(2)            N                             N

----------

(1) Mr. Gunning and Ms. Lane became Trustees of the Fund on January 27, 2004, and Mr. Hegarty became a Trustee of the Fund on December 16, 2004.
(2) Ms. Thomsen became a Trustee of the Fund on March 23, 2005.

25% OR GREATER OWNERSHIP
The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of March 1, 2005, and are therefore presumed to control the Fund. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS         JURISDICTION OF ORGANIZATION
  OF INVESTOR                   (IF A COMPANY)             PERCENTAGE OWNERSHIP
----------------         -----------------------------     --------------------
    None

5% OR GREATER OWNERSHIP OF SHARE CLASS
The following table identifies those investors who own 5% or more of any class of the Fund's shares as of March 1, 2005. All holdings are of record unless indicated otherwise.

NAME AND ADDRESS OF INVESTOR OWNERSHIP                           PERCENTAGE
--------------------------------------                           ----------

Merrill Lynch, Pierce Fenner & Smith, Inc.              6.56% of Class A shares
For the Sole Benefit of its Customers                   6.83% of Class B shares
4800 Deer Lake Drive E.                                12.11% of Class C shares
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.                               5.04% of Class A shares
FBO Clearing Customers
101 Montgomery Street
San Francisco, CA 94104-4122

Citigroup Global Markets Inc.                           5.11% of Class B shares
Surpas House Account                                    5.47% of Class C shares
333 W. 34\t/\h/ Street
New York, NY 10001-2402

Chang, Chen, Sides & Huang, Trustee                     6.64% of Class R shares
Actiontec Electronics, Inc. 401K                     (formerly Class R1 shares)
c/o C. Giorgi, VP-RSI
500 Boylston St.
Boston, MA 02116

Steve Spang Tte                                       13.61% of Class R3 shares
Verified Credentials Inc.                            (formerly Class R2 shares)
c/o C. Giorgi, VP-RSI
500 Boylston St.
Boston, MA 02116

Fields, Tsai, Karamichos, Colodny,
  Greenfield, Trustees                                  6.08% of Class R shares
c/o C. Giorgi, VP-RSI                                (formerly Class R1 shares)
500 Boylston St.
Boston, MA 02116

MFS Heritage Trust Company                             9.54% of Class R3 shares
Pizza Co. Inc. 401K Plan                             (formerly Class R2 shares)
c/o C. Giorgi, VP-RSI
500 Boylston St.
Boston, MA 02116

Dieker, Walden, Bauer & St. Clair Tts                 55.21% of Class R3 shares
Iola Pharmacy, Inc.                                  (formerly Class R2 shares)
401K PS Plan
c/o C. Giorgi, VP-RSI
500 Boylston St.
Boston, MA 02116

Massachusetts Financial Services Co.                  17.74% of Class R3 shares
c/o Thomas Hastings                                  (formerly Class R2 shares)
500 Boylston Street
Boston, MA 02116-3740

MFS Moderate Allocation Fund                           41.93% of Class I shares
c/o Massachusetts Financial Services Co.
500 Boylston Street
Boston, MA 02116-3740

MFS Growth Allocation Fund                             41.39% of Class I shares
c/o Massachusetts Financial Services Co.
500 Boylston Street
Boston, MA 02116-3740

Wells Fargo Bank NA FBO                                 9.59% of Class I shares
WF Wealthbuilder Growth Balanced
P.O. Box 1533
Minneapolis, MN 55480-1533

MFS 529 Savings Plan                                  100% of Class 529A shares
c/o Massachusetts Financial Services Co.              100% of Class 529B shares
500 Boylston Street                                   100% of Class 529C shares
Boston, MA 02116-3740

                THE DATE OF THIS SUPPLEMENT IS APRIL 1, 2005.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND                   MFS(R) INTERNATIONAL DIVERSIFICATION FUND
MASSACHUSETTS INVESTORS TRUST                               MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND                    MFS(R) LIMITED MATURITY FUND
MFS(R) CAPITAL OPPORTUNITIES FUND                           MFS(R) MID CAP GROWTH FUND
MFS(R) CASH RESERVE FUND                                    MFS(R) MID CAP VALUE FUND
MFS(R) CONSERVATIVE ALLOCATION FUND                         MFS(R) MODERATE ALLOCATION FUND
MFS(R) CORE EQUITY FUND                                     MFS(R) NEW DISCOVERY FUND
MFS(R) CORE GROWTH FUND                                     MFS(R) NEW ENDEAVOR FUND
MFS(R) EMERGING GROWTH FUND                                 MFS(R) RESEARCH BOND FUND
MFS(R) GLOBAL EQUITY FUND                                   MFS(R) RESEARCH FUND
MFS(R) GLOBAL GROWTH FUND                                   MFS(R) RESEARCH INTERNATIONAL FUND
MFS(R) GLOBAL TOTAL RETURN FUND                             MFS(R) STRATEGIC GROWTH FUND
MFS(R) GOVERNMENT SECURITIES FUND                           MFS(R) STRATEGIC VALUE FUND
MFS(R) GROWTH ALLOCATION FUND                               MFS(R) TECHNOLOGY FUND
MFS(R) HIGH INCOME FUND                                     MFS(R) TOTAL RETURN FUND
MFS(R) INFLATION-ADJUSTED BOND FUND                         MFS(R) UTILITIES FUND
MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND              MFS(R) VALUE FUND

    SUPPLEMENT DATED APRIL 1, 2005, TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION - PART II

EXCEPT FOR THOSE SECTIONS RESTATED BELOW, REFERENCES TO CLASS R1 AND CLASS R2 SHARES ARE HEREBY RESTATED TO REFER TO CLASS R, CLASS R1, CLASS R2, CLASS R3, CLASS R4 AND CLASS R5 SHARES.

THE LAST PARAGRAPH IN THE SECTION ENTITLED "ADMINISTRATOR" UNDER THE CAPTION "I
- MANAGEMENT OF THE FUND" IS HEREBY RESTATED AS FOLLOWS:

In addition, MFS is responsible for providing certain plan administration and services with respect to Class R1, Class R2, Class R3, Class R4 and Class R5 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in Class R1, Class R2, Class R3, Class R4, and Class R5 shares, and may be provided directly by MFS or by a third party. The Fund pays an annual plan administration and service fee solely from the assets attributable to shares of each R share class to MFS for the provision of these services in an amount equal to 0.45% for Class R1 shares, 0.40% for Class R2 shares, 0.25% for Class R3 shares, 0.15% for Class R4 shares, and 0.10% for Class R5 shares.

THE FIRST PARAGRAPH IN THE SECTION ENTITLED "RULE 12B-1 PLAN" UNDER THE CAPTION "III - DISTRIBUTION PLAN" IS HEREBY RESTATED AS FOLLOWS:

The Trustees have adopted a Distribution Plan for Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R, Class R1, Class R2, Class R3, Class R4 and Class J shares (the "Distribution Plan") pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and each respective class of shareholders.

THE SECTION ENTITLED "RULE 12B-1 PLAN - SERVICE FEES" UNDER THE CAPTION "III - DISTRIBUTION PLAN" IS HEREBY RESTATED AS FOLLOWS:

SERVICE FEES -- The Distribution Plan provides that the Fund shall pay MFD a service fee equal on an annual basis up to a maximum of 0.25% of the average daily net assets attributable to the class of shares to which the Distribution Plan relates (i.e., Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B, Class 529C, or Class J shares, as appropriate) (the "Designated Class") as compensation for shareholder servicing and account maintenance activities. At its discretion, MFD may in turn pay all or a portion of these fees to financial intermediaries that perform shareholder servicing and/or account maintenance activities. Shareholder servicing and account maintenance activities may include, but are not limited to, shareholder recordkeeping (including assisting in establishing and maintaining customer accounts and records), transaction processing (including assisting with purchase, redemption and exchange requests), shareholder reporting, arranging for bank wires, monitoring dividend payments from the Funds on behalf of customers, forwarding certain shareholder communications from the Funds to customers, corresponding with shareholders and customers regarding the Funds (including receiving and responding to inquiries and answering questions regarding the Funds), and aiding in maintaining the investment of their respective customers in the Funds. The service fees payable by MFD to any financial intermediary may be subject in whole or in part to such minimum account or payment requirements or other standards as MFD may set in its discretion. MFD or its affiliates are entitled to retain all or any portion of the service fees payable under the Distribution Plan, including when MFD is the broker of record or you have not designated a broker of record, or for which the minimum account or payment requirements or other standards have not been met.

THE SECTION ENTITLED "CLASS R1 AND CLASS R2 SHARES" UNDER THE CAPTION "III - DISTRIBUTION PLAN" IS HEREBY RESTATED AS FOLLOWS:

CLASS R, CLASS R1, CLASS R2, CLASS R3 AND CLASS R4 SHARES -- Class R, Class R1, Class R2, Class R3 and Class R4 shares are offered at net asset value without an initial sales charge or CDSC. Class R, Class R1, Class R2, Class R3 and Class R4 shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. MFD may pay the ongoing service fee for Class R, Class R1, Class R2, Class R3 and Class R4 shares to the financial intermediary making the sale or providing certain services to the retirement plan.

The distribution fee paid to MFD under the Distribution Plan for Class R shares is equal, on an annual basis, to up to 0.25% of the Fund's average daily net assets attributable to Class R shares. The distribution fee paid to MFD under the Distribution Plan for Class R1 shares is equal, on an annual basis, to up to 0.50% of the Fund's average daily net assets attributable to Class R1 shares. The distribution fee paid to MFD under the Distribution Plan for Class R2 and Class R3 shares is equal, on an annual basis, to up to 0.25% of the Fund's average daily net assets attributable to Class R2 and Class R3 shares. MFD does not receive a distribution fee under the Distribution Plan for Class R4 shares. As noted above, MFD may use the distribution fee to cover distribution-related expenses incurred by it under its distribution agreement with the Fund, including commissions to financial intermediaries and payments to wholesalers employed by MFD. In addition, to the extent that the aggregate service and distribution fees paid under the Distribution Plan do not exceed up to 0.75% per annum of the average daily net assets of the Fund attributable to Class R1 or 0.50% per annum of the average daily net assets of the Fund attributable to Class R, Class R2, Class R3 shares, respectively, the Fund is permitted to pay such distribution-related expenses or other distribution-related expenses.

THE SECTION ENTITLED "EXCHANGES INVOLVING AN MFS MONEY MARKET FUND" UNDER THE CAPTION "X - SHAREHOLDER SERVICES" IS HEREBY RESTATED AS FOLLOWS:

EXCHANGES INVOLVING THE MFS MONEY MARKET FUND --
Class A, I and 529A shares of a Fund may be exchanged for shares of the MFS Money Market Fund. Class R, R1, R2, R3, R4 and R5 shares of a Fund held by a retirement plan qualified under Internal Revenue Code Section 401(a) or 403(b) may be exchanged for shares of the MFS Money Market Fund; except as noted below, this exchange privilege does not apply to eligible retirement plans qualified under Internal Revenue Code Section 401(a) or 403(b) for which MFS (or one of its affiliates) is responsible for providing participant recordkeeping services ("MFS Serviced Plan"). Class R and R3 shares of a Fund held by a MFS Serviced Plan on March 31, 2005 may be exchanged for shares of the MFS Money Market.

Special rules apply with respect to the imposition of an initial sales charge or a CDSC for exchanges from a MFS money market fund to another MFS Fund which is not a MFS money market fund. The rules are described under the caption "How to Purchase, Exchange and Redeem Shares" in the Prospectuses of those MFS money market funds.

THE SECTION ENTITLED "TAX-DEFERRED RETIREMENT PLANS" UNDER THE CAPTION "X - SHAREHOLDER SERVICES" IS HEREBY RESTATED AS FOLLOWS:

TAX-DEFERRED RETIREMENT PLANS

Shares of the Fund may be purchased by all types of tax deferred retirement plans. MFD makes available, through financial intermediaries, plans and/or custody agreements, the following:

     o Traditional Individual Retirement Accounts (IRAs) (for individuals who desire to make limited contributions to a tax-deferred retirement program and, if eligible, to receive a federal income tax deduction for amounts contributed);

     o Roth Individual Retirement Accounts (Roth IRAs) (for individuals who desire to make limited contributions to a tax-favored retirement program);

     o Simplified Employee Pension (SEP-IRA) Plans;

     o Retirement Plans Qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code");

     o 403(b) Plans (deferred compensation arrangements for employees of public school systems and certain nonprofit organizations); and

     o Certain other qualified pension and profit-sharing plans.

The plan documents provided by MFD designate a trustee or custodian (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. For further details with respect to any plan, including fees charged by the trustee, custodian or MFS (or its affiliates), tax consequences and redemption information, see the specific documents for that plan. Plan documents other than those provided by MFD may be used to establish any of the plans described above. Third party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

An investor should consult with his or her tax adviser before establishing any of the tax-deferred retirement plans described above.

For those Funds that do not offer Class R1, R2, R3, R4 or R5 shares, shares of the Funds are not available for purchase by a MFS Serviced Plan established on or after April 1, 2005 (i.e., plan establishment paperwork is received by MFSC in good order on or after April 1, 2005) (subject to MFS waiving this limitation from time to time at its discretion). MFS Serviced Plans that, on June 30, 2005, own Class A, Class B, Class C or Class I shares of a Fund that does not offer Class R1, R2, R3, R4, and R5 shares may purchase additional shares of the same class of the Fund and may exchange their shares for shares of the same class of any other Fund that does not offer Class R1, R2, R3, R4, and R5 shares.

For those Funds that offer Class R shares, Class R shares of the Funds are not available for sale on or after April 1, 2005 to new investors. Shareholders that held Class R shares (formerly Class R1 shares) of a Fund on March 31, 2005 may purchase additional Class R shares of the Fund and may exchange their Class R shares for shares of the same class of any other Fund offering Class R shares.

For those Funds that offer Class R1, R2, R3, R4 and R5 shares, Class A, Class B and Class C shares of the Funds are not available for sale to MFS Serviced Plans established on or after April 1, 2005 (i.e., plan establishment paperwork is received by MFSC in good order on or after April 1, 2005) (subject to MFS waiving this limitation from time to time at its discretion). MFS Serviced Plans that, on June 30, 2005, own Class A, Class B or Class C shares of a Fund offering Class R1, R2, R3, R4 and R5 shares may purchase additional shares of the same class of the Fund and may exchange their shares for shares of the same class of any other Fund offering Class R1, R2, R3, R4 and R5 shares.

MFS Serviced Plans that own Class A, Class B, Class C, Class I or Class R (formerly Class R1) shares of the Funds may be eligible to purchase Class R1, R2, R3, R4, and R5 shares of the Funds offering these classes, subject to eligibility criteria established by MFS from time to time, which MFS may waive or change at its discretion.

MFS and its affiliates are responsible for providing recordkeeping services to MFS Serviced Plans pursuant to a services agreement entered into between MFS and the sponsor of the MFS Serviced Plans. MFS and its affiliates limit the classes of shares available to MFS Serviced Plans under the terms of such services agreement. MFS and its affiliates currently offer the following share classes to MFS Serviced Plans based upon the following investment thresholds:

PLAN INVESTMENTS                               AVAILABLE SHARE CLASS
----------------                               ---------------------
Between $0 and less than $1 million            Class R1 shares
$1 million and less than $10 million           Class R2 and Class R3 shares
$10 million and less than $100 million         Class R4 shares
$100 million or over                           Class R5 or Class I shares

Plan assets are determined at the time of purchase, either alone or in aggregate with other plans maintained with the MFS Funds by the same plan sponsor, and must be at the time of investment, or within a reasonable period of time, as determined by MFD in its sole discretion, within the applicable asset thresholds described above. MFS may waive or change these criteria from time to time at its discretion.

Class R1 and Class R2 shares are not available for sale to retirement plans other than MFS Serviced Plans or plans with respect to which MFD has entered into an administrative arrangement ("Alliance Plans"; retirement plans other than MFS Serviced Plans or Alliance Plans being referred to as "Investment Only Plans"). MFS may waive this exclusion from time to time at its discretion.

THE SECOND BULLET IN THE SECTION OF THE WAIVER OF SALES CHARGE TABLE ENTITLED "1. WAIVERS FOR PLANS FOR WHICH MFS (OR ONE OF ITS AFFILIATES) IS RESPONSIBLE FOR PROVIDING PARTICIPANT RECORDKEEPING SERVICES ("MFS SERVICED PLANS") - B. OTHER PLAN WAIVERS" UNDER THE CAPTION "WAIVERS OF SALES CHARGES" IN APPENDIX A IS HEREBY RESTATED AS FOLLOWS:

    o Transfers due to the eligibility of a MFS Serviced Plan to move its investment into a new share class under certain eligibility criteria established from time to time by MFD (sales charges waived may vary depending upon the criteria established by MFD).

THE FOLLOWING PARAGRAPH IS HEREBY INSERTED AFTER THE THIRD PARAGRAPH UNDER THE CAPTION "FINANCIAL INTERMEDIARY COMMISSIONS AND CONCESSIONS" IN APPENDIX B:

As used in this Appendix B, MFS Serviced Plans are defined as retirement plans for which MFS (or one of its affiliates) is responsible for providing participant recordkeeping service, and Alliance Plans are defined as retirement plans with respect to which MFS (or one of its affiliates) has entered into an administrative arrangement with a third party to provide certain recordkeeping and/or administrative service.

THE LAST PARAGRAPH IN THE SECTION ENTITLED "CLASS C AND 529C SHARES" UNDER THE CAPTION "FINANCIAL INTERMEDIARY COMMISSIONS AND CONCESSIONS" IN APPENDIX B IS HEREBY RESTATED AS FOLLOWS:

For purchases of Class C shares by an Alliance Plan, MFD will pay commissions to the financial intermediary under either option discussed above at the financial intermediary's discretion.

THE SECTION ENTITLED "CLASS R1 AND R2" UNDER THE CAPTION "FINANCIAL INTERMEDIARY COMMISSIONS AND CONCESSIONS" IN APPENDIX B IS HEREBY RESTATED AS
FOLLOWS:


CLASS R, R1, R2, R3, AND R4 SHARES

For purchases of the following R share classes, MFD pays to financial intermediaries, from payments made by the Fund to MFD under its Distribution Plan attributable to the indicated R share class, an amount equaling the percentage per annum of the average daily net assets of the Fund attributable to that retirement plan account ("Distribution Plan Rate"), payable at the rate of up to the indicated percentage at the end of each quarter in arrears ("Quarterly Rate") as follows:

               CLASS              DISTRIBUTION PLAN RATE          QUARTERLY RATE
               -----              ----------------------          --------------
Class R1                                  0.75%                      0.1875%
Class R, Class R2 and Class R3            0.50%                      0.1250%
Class R4                                  0.25%                      0.0625%


In addition, MFD may pay financial intermediaries who sell Class R4 shares an up-front commission equaling up to 0.25% of the first $25 million of a plan's initial investment in Class R4 shares. MFD will not pay any financial intermediary receiving this up-front commission an up-front commission with respect to any subsequent sale of Class R4 shares (subject to MFD waiving this limitation from time to time at its discretion).

                 THE DATE OF THIS SUPPLEMENT IS APRIL 1, 2005.

The Prospectus and Statement of Additional Information of MFS High Income Fund, dated June 1, 2004, is hereby incorporated by reference to the Registrant's Post-Effective Amendment No. 36 filed with the SEC via EDGAR on May 28, 2004.

                            MFS(R) SERIES TRUST III

                            MFS(R) HIGH INCOME FUND

                                     PART C

ITEM 23. EXHIBITS:


         1 (a) Amended and Restated Declaration of Trust, dated December 16, 2004; filed herewith.

           (b) Amendment, dated March 10, 2005, to the Declaration of Trust - Establishment and Designation of Class R Shares, Class R3 Shares, Class R4 Shares and Class R5 Shares for MFS High Income Fund; filed herewith.

           (c) Amendment, dated April 1, 2005, to the Declaration of Trust - Redesignation of Class R1 Shares as Class R Shares and of Class R2 Shares as Class R3 Shares for MFS High Income Fund; filed herewith.

         2 (a) Master Amended and Restated By-Laws, dated January 1, 2002, as revised December 16, 2004. (4)

           (b) Form of Master Amended and Restated By-Laws, dated January 1, 2002, as revised April 26, 2005. (16)


         3      Form of Share Certificate for Classes of Shares. (7)

         4      Investment Advisory Agreement, dated January 1, 2002. (13)

         5 (a)  Distribution Agreement, dated January 1, 1995. (1)

           (b) Dealer Agreement between MFS Fund Distributors, Inc., and a dealer, and the Mutual Fund Agreement between MFS Fund Distributors, Inc. and a bank, effective April 6, 2001. (6)

         6 (a) Retirement Plan for Non-Interested Person Trustees, as amended and restated February 17, 1999. (9)

           (b) Amendment to the Retirement Plan for Non-Interested Person Trustees, dated July 1, 2002. (14)

           (c)  Retirement Benefit Deferral Plan, dated July 1, 2002. (14)

         7 (a) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated July 2, 2001. (8)

           (b) Global Custody Contract between Registrant and Chase Manhattan Bank, dated July 2, 2001. (8).


           (c) Exhibit A, revised December 30, 2004 to the Master Custodian Contract and the Global Custody Agreement. (11)

           (d) Form of Exhibit A, dated April 29, 2005, to include MFS Bond Diversification Fund. (16)

           (e) Amendment No. 2, dated May 2, 2003, to the Master Custodian Agreement with State Street Bank and Trust Company. (20)

           (f) Form of Amended Amendment No. 3, dated September 30, 2004, to the Master Custodian Agreement with State Street Bank and Trust Company; filed herewith.

           (g) Amendment, dated December 28, 2004 to the Master Custodian Agreement with State Street Bank and Trust Company. (11)


         8 (a)  Shareholder Servicing Agent Agreement, dated August 1,
                1985. (5)

           (b) Amendment to Exhibit B of the Shareholder Servicing Agreement, dated April 1, 2003, to amend the fee schedule. (19)


           (c) Amendment to Shareholder Servicing Agreements, dated February 22, 2005. (16)

           (d)  Exchange Privilege Agreement, dated July 30, 1997. (12)

           (e)  Dividend Disbursing Agency Agreement, dated February 1, 1986.
                (2)

           (f) Master Administrative Services Agreement, dated March 1, 1997 as amended and restated April 1, 1999. (10)

           (g) Exhibit A, as revised September 20, 2004, to the Amended and Restated Master Administrative Services Agreement. (11)

           (h) Form of Exhibit A, dated as of April 26, 2005, to the Amended and Restated Master Administrative Services Agreement to include MFS Bond Diversification Fund. (16)

           (i) Master 529 Administrative Services Agreement, dated August 1, 2002. (17)

           (j) Addendum, dated October 16, 2002, to the Master 529 Administrative Services Agreement. (17)

           (k)  Exhibit A, dated July 20, 2004, to the Master 529
                Administrative Services Agreement. (15)

           (l) Master Class R Plan Administration and Service Agreement, as of April 1, 2005; filed herewith.


         9 (a)  Consent and Opinion of Counsel, dated May 13, 1998. (9)


           (b)  Legal Opinion Consent, dated March 28, 2005; filed herewith.

        10 (a) Consent of Deloitte & Touche LLP - MFS High Income Fund and MFS High Yield Opportunities Fund. (3)

           (b)  Consent of Ernst & Young LLP - MFS Municipal High Income Fund.
                (3)

           (c) Consent of Deloitte & Touche LLP - MFS High Income Fund; filed herewith.


        11      Not Applicable.

        12      Not Applicable.


        13 (a) Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, and Amended and Restated effective February 22, 2005; filed herewith.

           (b) Form of Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, and Amended and Restated effective April 26, 2005. (16)


        14      Not Applicable.


        15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated January 25, 2005; filed herewith.

        16 (a) Code of Ethics as amended and restated effective January 1, 2005, pursuant to Rule 17j-1 under the Investment Company Act of 1940. (4)

           (b) Code of Ethics for Personal Trading and Conduct for Non-Management Directors of MFS, effective October 6, 2004.
                (18)

           (c) Code of Ethics for Non-MFS Management Trustees effective January 1, 2005. (4) Power of Attorney, dated April 27, 2004.
                (3) Power of Attorney, dated December 16, 2004. (4)

-------------------
 (1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on May 31, 1995.
 (2) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.

 (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the SEC via EDGAR on May 28, 2004.
 (4) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on December 29, 2004.

 (5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 13, 1995.
 (6) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
 (7) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
 (8) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
 (9) Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the SEC via EDGAR on May 15, 1998.
(10) Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 30, 1999.

(11) Incorporated by reference to MFS Series Trust XI (File Nos. 33-68310 and 811-7992) Post-Effective Amendment No. 22 filed with the SEC via EDGAR on January 28, 2005.

(12) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.
(13) Incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the SEC via EDGAR on May 31, 2002.
(14) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.

(15) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 50 filed with the SEC via EDGAR on July 9, 2004.
(16) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 55 filed with the SEC via EDGAR on March 14, 2005.

(17) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 43 filed with the SEC via EDGAR on November 27, 2002.

(18) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on October 29, 2004.

(19) Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the SEC via EDGAR on May 29, 2003.
(20) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on September 26, 2003.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not Applicable.

ITEM 25. INDEMNIFICATION


         Reference is hereby made to (a) Article V of Registrant's Amended and Restated Declaration of Trust, dated December 16, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the SEC via EDGAR on March 31, 2005 and (b) Section 9 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 13, 1995.


         The Trustees and Officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: MASSACHUSETTS INVESTORS GROWTH STOCK FUND; MASSACHUSETTS INVESTORS TRUST; MFS GOVERNMENT LIMITED MATURITY FUND; MFS GOVERNMENT SECURITIES FUND; MFS GROWTH OPPORTUNITIES FUND; MFS SERIES TRUST I (which has 9 series: MFS Cash Reserve Fund, MFS Core Equity Fund, MFS Core Growth Fund, MFS Managed Sectors Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Strategic Growth Fund, MFS Technology Fund and MFS Value Fund); MFS SERIES TRUST II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS SERIES TRUST III (which has three series: MFS High Income Fund, MFS High Yield Opportunities Fund and MFS Municipal High Income Fund); MFS SERIES TRUST IV (which has four series: MFS Government Money Market Fund, MFS Mid Cap Growth Fund, MFS Money Market Fund and MFS Municipal Bond Fund); MFS SERIES TRUST V (which has three series: MFS International New Discovery Fund, MFS Research Fund and MFS Total Return Fund); MFS SERIES TRUST VI (which has three series: MFS Global Equity Fund, MFS Global Total Return Fund and MFS Utilities Fund); MFS SERIES TRUST VII (which has one series: MFS Capital Opportunities Fund); MFS SERIES TRUST VIII (which has two series: MFS Global Growth Fund and MFS Strategic Income Fund); MFS SERIES TRUST IX (which has seven series: MFS Bond Fund, MFS Inflation-Adjusted Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J); MFS SERIES TRUST X (which has 12 series: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Equity Fund, MFS Floating Rate High Income Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Moderate Allocation Fund, MFS New Endeavor Fund and MFS Strategic Value Fund); MFS SERIES TRUST XI (which has two series: MFS Mid Cap Value Fund and MFS Union Standard Equity Fund); and MFS MUNICIPAL SERIES TRUST (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal Income Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

         MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has four series) and MFS Variable Insurance Trust ("MVI") (which has 15 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts, 02116.

         In addition, MFS serves as investment adviser to the following closed-end funds: MFS Charter Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Multimarket Income Trust, MFS Municipal Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 29 series), Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account and Total Return Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts, 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02181.

         The Directors of MFS are Robert J. Manning, Martin E. Beaulieu, Robin
A. Stelmach, Donald A. Stewart, C. James Prieur, William W. Stinson, James C. Baillie, Ronald W. Osborne and William K. O'Brien. Robert C. Pozen is the Chairman, Mr. Manning is Chief Executive Officer, Chief Investment Officer and President, Mr. Beaulieu is Executive Vice President and the Director of Global Distribution, Robin A. Stelmach is Executive Vice President and Chief Operating Officer; Maria D. Dwyer is Executive Vice President and Chief Regulatory Officer, Jeffrey N. Carp is an Executive Vice President, General Counsel and Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries, Michael W. Roberge is an Executive Vice President, Chief Fixed Income Officer and Director of Fixed Income Research, David A. Antonelli is an Executive Vice President and Chief Equity Officer, Deborah H. Miller is an Executive Vice President and Director of Equity Quantitative Research, Paul T. Kirwan is an Executive Vice President and Chief Financial Officer, Thomas B. Hastings is a Senior Vice President and Treasurer, Michael H. Whitaker is a Senior Vice President and Chief Compliance Officer and Joseph E. Lynch is the Assistant Treasurer.

         MASSACHUSETTS INVESTORS TRUST
         MASSACHUSETTS INVESTORS GROWTH STOCK FUND
         MFS GROWTH OPPORTUNITIES FUND
         MFS GOVERNMENT SECURITIES FUND
         MFS GOVERNMENT LIMITED MATURITY FUND
         MFS SERIES TRUST I
         MFS SERIES TRUST II
         MFS SERIES TRUST III
         MFS SERIES TRUST IV
         MFS SERIES TRUST V
         MFS SERIES TRUST VI
         MFS SERIES TRUST VII
         MFS SERIES TRUST VIII
         MFS SERIES TRUST IX
         MFS SERIES TRUST X
         MFS SERIES TRUST XI
         MFS MUNICIPAL SERIES TRUST
         MFS VARIABLE INSURANCE TRUST
         MFS INSTITUTIONAL TRUST
         MFS MUNICIPAL INCOME TRUST
         MFS MULTIMARKET INCOME TRUST
         MFS GOVERNMENT MARKETS INCOME TRUST
         MFS INTERMEDIATE INCOME TRUST
         MFS CHARTER INCOME TRUST
         MFS SPECIAL VALUE TRUST

         J. Atwood Ives is the Chair, Robert J. Manning is President, Richard
M. Hisey, a Senior Vice President of MFS, is Treasurer, James O. Yost, Ellen M. Moynihan and Stephanie A. DeSisto, Vice Presidents of MFS, are the Assistant Treasurers, Jeffrey N. Carp, Senior Vice President, General Counsel and Secretary of MFS, is the Secretary, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, James F. DesMarais, Assistant General Counsel and Brian T. Hourihan, Vice President and Senior Counsel, are Assistant Secretaries and Assistant Clerks.

         MFS/SUN LIFE SERIES TRUST

                  J. Kermit Birchfield is Chairman, Robert J. Manning is President, Richard M. Hisey is the Treasurer, James O. Yost, Ellen M. Moynihan and Stephanie A. DeSisto are the Assistant Treasurers, Jeffrey N. Carp is the Secretary, James R. Bordewick, Jr., James F. DesMarais and Brian T. Hourihan are the Assistant Secretaries and Assistant Clerks.

         MONEY MARKET VARIABLE ACCOUNT
         HIGH YIELD VARIABLE ACCOUNT
         CAPITAL APPRECIATION VARIABLE ACCOUNT
         GOVERNMENT SECURITIES VARIABLE ACCOUNT
         TOTAL RETURN VARIABLE ACCOUNT
         GLOBAL GOVERNMENTS VARIABLE ACCOUNT
         MANAGED SECTORS VARIABLE ACCOUNT

         J. Kermit Birchfield is Chairman, Robert J. Manning is President and a Director, Richard M. Hisey is Treasurer, Jim Yost, Ellen M. Moynihan and Stephanie A. DeSisto are the Assistant Treasurers, Jeffrey N. Carp is the Secretary and James R. Bordewick, Jr., James F. DesMarais and Brian T. Hourihan are the Assistant Secretaries.

         MIL FUNDS
         MFS MERIDIAN FUNDS

         Martin E. Beaulieu is a Director, Peter D. Laird is President and a Director, J. Kermit Birchfield is a Director, Richard M. Hisey is Treasurer, James O. Yost, Ellen M. Moynihan and Stephanie A. DeSisto are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS INTERNATIONAL LTD. ("MIL BERMUDA"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda, serves as investment adviser to and distributor for MFS American Funds, known as the MFS Funds, SICAV after January 1999 (which has 16 portfolios): Asian Ex-Japan Fund, Emerging Markets Debt Fund, European Bond Fund, European Equity Fund, European Growth Fund, European High Yield Bond Fund, European Smaller Companies Fund, European Value Fund, Global Equity Fund, Japan All-Cap Equity Fund, U.S. Dollar Reserve Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Research Fund, U.S. Strategic Growth Fund and Value Fund (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian Asian Dynasty Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian European Equity Fund, MFS Meridian Global Balanced Fund, MFS Meridian Global Equity Fund, MFS Meridian Global Growth Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Money Market Fund, MFS Meridian Research Bond Fund, MFS Meridian Research International Fund, MFS Meridian Strategic Growth Fund, MFS Meridian Strategic Income Fund, MFS Meridian Technology Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian U.S. Equity Fund, MFS Meridian U.S. Government Bond Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian U.S. Research Fund, MFS Meridian Value Fund and MFS Meridian Inflation Adjusted Bond Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         Robert J. Manning is a Director, Peter Laird is a Director and President, Peter Bubenzner is a Director, Judith Collis is a Director, Paul T. Kirwan is the Treasurer, Martin E. Beaulieu is a Director and Vice President, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries and Thomas B. Hastings is the Assistant Treasurer. Mark C. Rogers is Senior Vice President and Managing Director - Retail and Ira
S. Krolick is Senior Vice President.

         MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         Robert J. Manning is the Director and Chief Executive Officer, Peter
D. Laird is the Director and President, Martin E. Beaulieu is the Director and Vice President. Paul T. Kirwan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries and Paul D. Price is Managing Director - Europe, Asia and Singapore.

         MFS INTERNATIONAL S.C. LTDA ("MIL BRAZIL"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

         Robert J. Manning is the President and Advisory Board Member, Peter D. Laird is an Advisory Board Member. Jose Noguerol is General Manager and Regional Vice President, Paul T. Kirwan is Treasurer and Thomas B. Hastings is Assistant Treasurer.

         MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

         Graham E. Lenzner is the Director and Chairman of the Board, Loretta Lenzner, Robert J. Manning and Sheldon Rivers are Directors, Paul T. Kirwan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Jeffrey N. Carp is the Secretary and Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries.

         MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

         Robert J. Manning is the Director, Martin E. Beaulieu is a Director and Chairman of the Board, James A. Jessee is President, Michael J. Londergan is the Treasurer, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries, Thomas B. Hastings is the Assistant Treasurer, Sharon A. Brovelli is Senior Vice President and Director of Administration/Operations, Paul F. Fichera is Senior Vice President and Director of Product Development, William H. Finnegan is Senior Vice President and Director of Market Development, Michael D. Fitzgerald is Senior Vice President - Bank Marketing Group, Joseph A. Kosciuszek is Senior Vice President
- Support Services MFSI/International, Larry I. Milder is Senior Vice President
- FIAD Sales, Thomas A. Jessee is Senior Vice President - Broker/Dealer Sales, Bill C. Taylor is Senior Vice President and Director of PPS, Susan G. Fowler is Senior Vice President - Fulfillment/PPS and Brendan K. Nolan is Senior Vice President.

         MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

         Robert J. Manning is Director and Chairman of the Board. Maureen Leary-Jago is a Director. Ms. Leary-Jago is also the President, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries, Paul T. Kirwan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert W. Green is Senior Vice President - Dealer Services, Gloria E. Schmid is Senior Vice President - Operations David G. Rainville is Senior Vice President.

         MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         Robert J. Manning is Chairman and Chief Investment Officer, Martin E. Beaulieu is a Director, Carol Geremiah is the President, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries, Paul T. Kirwan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer.

         MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         Robert J. Manning is the Director and Chairman of the Board, Martin E. Beaulieu is the Director, Carol W. Geremia is the President, Paul T. Kirwan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries Matthew D. Gannon is Senior Vice President - Retail Marketing, Director of RSI Marketing, William F. Shaw is Senior Vice President - Marketing and George C. Sutherland is Senior Vice President - Sales.

         MFS INVESTMENT MANAGEMENT K.K. ("MIMKK"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

         Peter D. Laird and Carol W. Geremia are Directors, , Takafumi Ishii is a Director and Representative Director, Yasuyuki Hirata is Director -Corporate Planning and Paul T. Kirwan is Statutory Auditor.

         MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

         Eric G. Burns is Director and President, Paul F. Fichera, Carol W. Geremia and Joseph A. Kosciuszek are Directors. Paul T. Kirwan is the Treasurer, Thomas B. Hastings is Assistant Treasurer, Brian T. Hourihan is Assistant Clerk and Mark D. Kaplan is Clerk and Trust Officer.

         MFS JAPAN HOLDINGS, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

         Robert J. Manning, Douglas C. Henck, Peter D. Laird and Donald A. Stewart are Managers, Jeffrey N. Carp is the Secretary, Paul T. Kirwan is Treasurer and Thomas B. Hastings is Assistant Treasurer, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries.

         SUN LIFE OF CANADA (U.S.) FINANCIAL SERVICES HOLDINGS, INC., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

         Robert J. Manning is the Director and Chairman of the Board, Eric G. Burns, Donald A. Stewart and C. James Prieur are Directors, Jeffrey N. Carp is the Secretary, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries, Paul T. Kirwan is the Treasurer and Joseph Lynch is the Assistant Treasurer.

         MFS INVESTMENT MANAGEMENT (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 2 portfolios: MFS Funds-Global Equity Ex-Japan Fund and MFS Funds-Bond Fund.

         Maria F. Dwyer, Martin E. Beaulieu, Peter D. Laird and Robin A. Stelmach are Directors, Paul T. Kirwan is Treasurer, Thomas B. Hastings is Assistant Treasurer, Jeffrey N. Carp is the Secretary and James R. Bordewick, Jr., James F. DesMarais, Mitchell C. Freestone and Brian T. Hourihan are Assistant Secretaries.

         MFS/SUN LIFE FINANCIAL DISTRIBUTORS, INC., a Delaware broker dealer jointly owned by MFS and Sun Life of Canada (U.S.) Financial Services Holdings, Inc., whose address is 131 Oliver Street, Boston, Massachusetts 02110, is a distributor of variable annuity products.

         Martin E. Beaulieu and Robert C. Salipante are the Directors, Kevin J. Hart is the President, Trevor V. Graham is Director & Divisional Controller; Jane F. Jette is Financial/Operations Principal and Treasurer, George E. Maden is Vice President and Chief Compliance Officer, Ellen B. King is Secretary and Amy E. Mihaich is Assistant Secretary.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

         Donald A. Stewart      Chief Executive Officer, Sun Life Assurance
                                Company of Canada, Sun Life Centre, 150 King
                                Street West, Toronto, Ontario, Canada (Mr.
                                Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                Life)

         C. James Prieur        President and a Director, Sun Life Assurance
                                Company of Canada, Sun Life Centre, 150 King
                                Street West, Toronto, Ontario, Canada (Mr.
                                Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                Life)

         William W. Stinson     Non-Executive Chairman, Sun Life Financial and
                                Sun Life Assurance Company of Canada, Sun Life
                                Centre, 150 King Street West, Toronto, Ontario,
                                Canada; Chairman, Westshore Terminals Income
                                Fund, Vancouver, British Columbia; Director,
                                Grant Forest Products Inc., Ontario, Canada and
                                Trustee, Fording Canadian Coal Trust, Calgary,
                                Alberta

         James C. Baillie       Counsel, Torys, Ontario, Canada; Chair,
                                Independent Electricity Market Operator,
                                Ontario, Canada; Chair, Corel Corporation,
                                Ontario, Canada; Director, Sun Life Financial,
                                Ontario Canada; Director, FPI Ltd.,
                                Newfoundland, Canada


ITEM 27. DISTRIBUTORS

         (a) Reference is hereby made to Item 26 above.

         (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                       NAME                                   ADDRESS
                       ----                                   -------

         Massachusetts Financial Services                500 Boylston Street
           Company (investment adviser)                  Boston, MA 02116

         MFS Fund Distributors, Inc.                     500 Boylston Street
           (principal underwriter)                       Boston, MA 02116

         State Street Bank and Trust Company             State Street South
           (custodian)                                   5-West
                                                         North Quincy, MA  02171

         JP Morgan Chase Bank                            270 Park Avenue
                                                         New York, NY  10017


         MFS Service Center, Inc.                        500 Boylston Street
           (transfer agent)                              Boston, MA  02116


ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of March 2005.

                                      MFS SERIES TRUST III

                                      By:    ROBERT J. MANNING*
                                             ----------------------------------
                                      Name:  Robert J. Manning
                                      Title: President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on March 28, 2005.

             SIGNATURE                                 TITLE
             ---------                                 -----

                                      President (Principal Executive Officer)
ROBERT J. MANNING*                      and Trustee
-------------------------------
Robert J. Manning


RICHARD M. HISEY*                     Principal Financial and Accounting Officer
-------------------------------
Richard M. Hisey


LAWRENCE H. COHN*                     Trustee
-------------------------------
Lawrence H. Cohn


DAVID H. GUNNING*                     Trustee
-------------------------------
David H. Gunning


WILLIAM R. GUTOW*                     Trustee
-------------------------------
William R. Gutow


MICHAEL HEGARTY*                      Trustee
-------------------------------
Michael Hegarty


J. ATWOOD IVES*                       Trustee
-------------------------------
J. Atwood Ives


AMY B. LANE*                          Trustee
-------------------------------
Amy B. Lane


LAWRENCE T. PERERA*                   Trustee
-------------------------------
Lawrence T. Perera


ROBERT C. POZEN*                      Trustee
-------------------------------
Robert C. Pozen


J. DALE SHERRATT*                     Trustee
-------------------------------
J. Dale Sherratt

                                      *By:  James F. DesMarais
                                            -----------------------------------
                                      Name: James F. DesMarais
                                              as Attorney-in-fact

                                      Executed by James F. DesMarais on behalf of those indicated pursuant to (i) a Power of Attorney, dated April 27, 2004, incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 36 filed with the SEC via EDGAR on May 28, 2004; and (ii) a Power of Attorney, dated December 16, 2004, incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on December 29, 2004.

                               INDEX TO EXHIBITS

EXHIBIT NO.                      DESCRIPTION OF EXHIBIT               PAGE NO.
-----------                      ----------------------               --------

        1 (a) Amended and Restated Declaration of Trust, dated December 16, 2004.

          (b)  Amendment, dated March 10, 2005, to the
                 Declaration of Trust - Establishment and
                 Designation of Class R Shares, Class R3 Shares,
                 Class R4 Shares and Class R5 Shares for MFS High
                 Income Fund.

          (c)  Amendment, dated April 1, 2005, to the
                 Declaration of Trust - Redesignation of Class R1
                 Shares as Class R Shares and of Class R2 Shares as Class R3 Shares for MFS High Income Fund.

        7 (f)  Form of Amended Amendment No. 3, dated April
                 26, 2005, to the Master Custodian Agreement with
                 State Street Bank and Trust Company.

        8 (l)  Master Class R Plan Administration and
                 Service Agreement, as of April 1, 2005.

        9 (b)  Legal Opinion Consent, dated March 28, 2005.

       10 (c)  Consent of Deloitte & Touche LLP - MFS High
                 Income Fund.

       13 (a)  Master Distribution Plan pursuant to Rule
                 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, and Amended and
                 Restated effective February 22, 2005.

       15      Plan pursuant to Rule 18f-3(d) under the
                 Investment Company Act of 1940, as amended and restated January 25, 2005.